Consolidated net cash/(debt) - Analysis of changes in consolidated net cash/(debt) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of financial liabilities [Abstract]
Net debt at beginning balance	$ 255	$ (3,845)
Net debt, Adjustment for transition to new accounting standards			$ (1,248)
Foreign exchange adjustment	(65)	213
Cash movements excluding exchange movements, net debt	(2,342)	4,045
Other non-cash movements	(251)	(158)
Net debt at ending balance	(3,651)	255
Borrowings (including finance leases) Excluding Overdraft [member]
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(12,707)	(15,120)
Financial liabilities, adjustment for transition to new accounting standards			0
Foreign exchange adjustment	(5)	123
Cash movements excluding exchange movements	123	2,240
Other non-cash movements	(217)	50
Financial liabilities, ending balance	(12,806)	(12,707)
Lease liabilities [member]
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(44)	(53)
Lease liabilities			(1,248)
Foreign exchange adjustment	(9)	3
Cash movements excluding exchange movements	315	6
Other non-cash movements	(323)	0
Financial liabilities, ending balance	(1,309)	(44)
Debt-related derivatives (included ino other financial assets/liabilities [member]
Disclosure of financial liabilities [Abstract]
Financial liabilities, beginning balance	(288)	(177)
Financial liabilities, adjustment for transition to new accounting standards			0
Foreign exchange adjustment	3	(64)
Cash movements excluding exchange movements	0	51
Other non-cash movements	138	(98)
Financial liabilities, ending balance	(147)	(288)
Overdraft or Cash [member]
Disclosure of financial liabilities [Abstract]
Cash and overdrafts, beginning balance	10,772	10,547
Foreign exchange adjustment	(54)	151
Cash movements excluding exchange movements	(2,808)	191
Other non-cash movements	117	(117)
Cash and overdrafts, ending balance	8,027	10,772
Cash and Overdrafts, adjustment for transition to new accounting standards			0
Other Investments [member]
Disclosure of financial liabilities [Abstract]
Cash and overdrafts, beginning balance	2,522	958
Foreign exchange adjustment	0	0
Cash movements excluding exchange movements	28	1,557
Other non-cash movements	34	7
Cash and overdrafts, ending balance	$ 2,584	$ 2,522
Cash and Overdrafts, adjustment for transition to new accounting standards			$ 0